Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2020	Nov. 30, 2019
Cost, beginning balance	$ 8,065,596	$ 8,041,498
Additions		24,098
Disposition	(32,269)
Cost, ending balance	8,033,327	8,065,596
Accumulated amortization, beginning balance	5,792,190	5,285,505
Depreciation	205,122	506,685
Accumulated amortization, ending balance	5,997,312	5,792,190
Net book value	2,036,015	2,273,406
Computer Equipment
Cost, beginning balance	554,876	551,086
Additions		3,790
Disposition	0
Cost, ending balance	554,876	554,876
Accumulated amortization, beginning balance	420,790	363,662
Depreciation	20,113	57,128
Accumulated amortization, ending balance	440,903	420,790
Net book value	113,973	134,086
Computer Software
Cost, beginning balance	156,059	156,059
Additions		0
Disposition	0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	149,826	143,593
Depreciation	1,558	6,233
Accumulated amortization, ending balance	151,384	149,826
Net book value	4,675	6,233
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Additions		0
Disposition	0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	138,893	130,491
Depreciation	3,360	8,402
Accumulated amortization, ending balance	142,253	138,893
Net book value	30,245	33,605
Laboratory Equipment
Cost, beginning balance	5,387,953	5,367,645
Additions		20,308
Disposition	(32,269)
Cost, ending balance	5,355,684	5,387,953
Accumulated amortization, beginning balance	3,422,018	3,082,808
Depreciation	133,547	339,210
Accumulated amortization, ending balance	3,555,565	3,422,018
Net book value	1,800,119	1,965,935
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Additions		0
Disposition	0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,358,616	1,275,781
Depreciation	41,418	82,835
Accumulated amortization, ending balance	1,400,034	1,358,616
Net book value	41,418	82,836
Laboratory Equipment Under Capital Lease
Cost, beginning balance	276,300	276,300
Additions		0
Disposition	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	226,699	214,298
Depreciation	4,960	12,401
Accumulated amortization, ending balance	231,659	226,699
Net book value	44,641	49,601
Computer Equipment Under Capital Lease
Cost, beginning balance	76,458	76,458
Additions		0
Disposition	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	75,348	74,872
Depreciation	166	476
Accumulated amortization, ending balance	75,514	75,348
Net book value	$ 944	$ 1,110